RELATED PARTY TRANSACTIONS (Details 1) - Hunter Dickinson Services Inc. - CAD ($)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Statement [Line Items]
Services received as requested by the Company	$ 993,000	$ 765,000	$ 914,000
Information technology-infrastructure and support services	60,000	67,000	60,000
Office rent	41,000	33,000	0
Exploration expenses and related reimbursement of third-party expenses incurred on behalf of the Company	193,000	136,000	79,000
Transactions with related party	$ 1,287,000	$ 1,001,000	$ 1,053,000